NICHOLAS MONEY MARKET FUND, INC.

                                                           August 10, 2001
Report to Fellow Shareholders:

A dramatic change has taken place in short-term interest rates in the last one and a half years. After continuing to raise the Federal
Fund's target rate in the first half of 2000, the Federal Reserve
Board ("Fed") reversed course and considerably lowered the target rate in the current year. The target rate was lowered from its high in 2000 of 6.50%, to where it stands as of the date of this letter at 3.75%. As you may know, short-term interest rates and thus money market rates are greatly influenced by the Feds targeting of interest rates. Because of the Fed actions, Nicholas Money Market
Fund (the "Fund") experienced declines in its seven-day current and seven-day effective yields from their respective rates of 6.30% and 6.50% at December 31, 2000 to 3.59% and 3.65%, respectively at June 30, 2001. The total return for the six-month period ending June 30, 2001 was 2.42%. Selected yields are provided in the chart below for the periods ended June 30 and July 31, 2001:


                             Yield As Of 06/30/01       Yield As Of 07/31/01
Current 7-day* .......             3.59%                         3.40%
Effective 7-day* .....             3.65%                         3.46%
Current 12-month* ....             5.56%                         5.32%
Effective 12-month* ..             5.70%                         5.45%


As of June 30, 2001 the Fund's 12-month total return ranked among the top 15% of its peer group (the taxable first tier money fund group) as reported in "Money Market Insight" a publication of iMoneyNet, Inc. The average 12-month total return for the aforementioned peer group of 329 funds at June 30, 2001 was 5.37%, while Nicholas Money Market had a total return for the same period of 5.70%. Holdings in the Fund consisted mostly of corporate commercial paper which comprised approximately 89% of the Fund's net assets. The remaining portion was held in corporate variable rate securities. The weighted average portfolio maturity rose from 31 days at December 31, 2000 to 39 days on June 30, 2001.

It appears for the second half of 2001, the Fed is considering more interest rate cuts to help spur economic growth. In their meeting held late June 2001, the Fed assessed the economy as showing weakness which could precipitate a downward move in the target rate. However, their hope is that the earlier front-loaded policy actions will positively effect the economy by the end of this year.

Thank you for your continued support.

                                            Sincerely,

                                            /S/ Albert O. Nicholas

                                            Albert O. Nicholas
                                            President

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


Statement of Net Assets
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------

                                                                            Yield to     Amortized
   Principal                                                   Maturity     Maturity        Cost
     Amount                                                      Date     (Note 1 (b))  (Note 1 (a))
   ---------                                                  ----------   ----------   ------------

    COMMERCIAL PAPER - 89.43%
  $  460,000  U.S. Bancorp .................................  07/02/2001      4.04%     $    460,000
     540,000  Ford Motor Credit Company ....................  07/03/2001      4.06%          539,940
   1,265,000  American Express Credit Corporation ..........  07/05/2001      4.06%        1,264,579
   1,315,000  U.S. Bancorp .................................  07/06/2001      4.04%        1,314,420
   2,000,000  McGraw-Hill Companies, Inc. (The) ............  07/09/2001      4.96%        1,998,129
   2,500,000  Panasonic Finance (Europe) plc ...............  07/10/2001      3.99%        2,497,822
     650,000  Fiserv, Inc. .................................  07/11/2001      4.38%          649,301
   5,850,000  American Honda Finance Corporation ...........  07/12/2001      4.30%        5,843,175
   3,000,000  American Express Credit Corporation ..........  07/13/2001      4.08%        2,996,333
   3,075,000  Tribune Company ..............................  07/16/2001      3.98%        3,070,336
   4,000,000  Coca-Cola Enterprises, Inc. ..................  07/17/2001      4.01%        3,993,450
   4,475,000  Bear Stearns Companies, Inc. (The) ...........  07/18/2001      3.90%        4,467,243
   4,900,000  American General Finance Corporation .........  07/19/2001      4.04%        4,890,837
   1,190,000  American Honda Finance Corporation ...........  07/20/2001      4.30%        1,187,501
   1,250,000  Stanley Works (The) ..........................  07/20/2001      3.92%        1,247,594
   3,000,000  CIT Group, Inc. (The) ........................  07/23/2001      3.92%        2,993,263
   1,670,000  CIT Group, Inc. (The) ........................  07/24/2001      3.93%        1,666,061
   6,500,000  Salomon Smith Barney Holdings, Inc. ..........  07/24/2001      3.66%        6,485,700
   3,500,000  Dover Corporation.............................  07/25/2001      3.92%        3,491,391
   7,300,000  Torchmark Corporation ........................  07/26/2001      4.13%        7,280,290
   1,275,000  Fiserv, Inc. .................................  07/27/2001      4.28%        1,271,281
   2,815,000  Marshall & Ilsley Corporation ................  07/27/2001      3.91%        2,807,493
   3,500,000  Merrill Lynch & Co., Inc. ....................  07/27/2001      3.96%        3,490,569
   2,775,000  Banta Corporation ............................  07/30/2001      4.28%        2,765,935
   2,725,000  U.S. Bancorp .................................  07/31/2001      3.98%        2,716,439
   5,675,000  Fiserv, Inc. .................................  08/01/2001      4.13%        5,655,847
   4,000,000  LOCAP, Inc. ..................................  08/01/2001      4.07%        3,986,667
   2,150,000  Banta Corporation ............................  08/02/2001      4.18%        2,142,409
   4,680,000  General Electric Capital Corporation .........  08/03/2001      3.93%        4,663,984
   3,400,000  John Deere B.V. ..............................  08/06/2001      3.77%        3,387,770
   1,400,000  GE Capital International Funding Inc. ........  08/07/2001      3.72%        1,394,890
   5,020,000  Panasonic Finance (Europe) plc ...............  08/08/2001      3.96%        5,000,033
   2,615,000  Banta Corporation ............................  08/09/2001      4.08%        2,603,959
   2,250,000  American Express Credit Corporation ..........  08/15/2001      3.71%        2,239,990
   3,600,000  Wells Fargo Financial, Inc. ..................  08/16/2001      3.75%        3,583,440
   1,000,000  U.S. Bancorp .................................  08/17/2001      3.75%          995,298
   1,106,000  Tribune Company ..............................  08/21/2001      3.69%        1,100,439
   3,070,000  Stanley Works (The) ..........................  08/22/2001      3.70%        3,054,213
   1,825,000  LOCAP, Inc. ..................................  08/29/2001      4.19%        1,812,945
   6,225,000  Morgan Stanley Dean Witter & Company .........  08/31/2001      3.80%        6,186,405
   1,030,000  Coca-Cola Enterprises, Inc. ..................  09/04/2001      3.71%        1,023,353
   5,000,000  Vulcan Materials Company .....................  09/05/2001      3.87%        4,965,875
   1,330,000  Coca-Cola Enterprises, Inc. ..................  09/06/2001      3.65%        1,321,295
   3,760,000  Wells Fargo Financial, Inc. ..................  09/12/2001      3.73%        3,732,552
   5,125,000  McGraw-Hill Companies, Inc. (The) ............  09/20/2001      3.98%        5,080,811
                                                                                        ------------
                    TOTAL COMMERCIAL PAPER .................                             135,321,257
                                                                                        ------------

    VARIABLE RATE SECURITIES - 10.92%
   5,000,000  Anchor National Life Funding Agreement (1)(2)   07/02/2001      4.14%        5,000,000
      13,724  Firstar Bank U.S.A., N.A. (1) ................  07/02/2001      3.47%           13,724
   2,500,000  General Motors Acceptance Corporation ........  07/27/2001      4.42%        2,500,046
   4,000,000  First Chicago NBD Corporation - MTN Series G .  08/20/2001      4.16%        4,000,439
   5,000,000  General Motors Acceptance Corporation - MTN ..  12/17/2001      4.32%        5,009,203
                                                                                        ------------
                    TOTAL VARIABLE RATE SECURITIES .........                              16,523,412
                                                                                        ------------
                    TOTAL INVESTMENTS - 100.35%.............                             151,844,669
                                                                                        ------------
                    LIABILITIES, NET OF OTHER ASSETS - (0.35)%                              (526,258)
                                                                                        ------------
                    TOTAL NET ASSETS (Basis of
                     percentages disclosed above) - 100% ...                            $151,318,411
                                                                                        ------------
                                                                                        ------------
                    NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                     ($151,318,411 / 151,318,411 shares outstanding)                           $1.00
                                                                                               =====

    (1) These securities are subject to a demand feature as defined by the Securities and Exchange Commission.
    (2) Not readily marketable for a 90 day period.

   The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2001 (unaudited)
-------------------------------------------------------------------------------
INCOME:
   Interest ............................................  $4,136,935
                                                          ----------

EXPENSES:
   Management fee (Note 2) .............................     236,381
   Transfer agent fees .................................      44,298
   Registration fees ...................................      17,804
   Legal fees ..........................................      13,294
   Audit and tax consulting fees .......................       7,888
   Postage and mailing .................................       6,483
   Printing ............................................       5,454
   Custodian fees ......................................       4,058
   Directors' fees .....................................       4,000
   Other operating expenses ............................       5,479
                                                          ----------
                                                             345,139
                                                          ----------
       Net investment income ...........................  $3,791,796
                                                          ----------
                                                          ----------





   The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2001 (unaudited) and the year ended December 31, 2000
---------------------------------------------------------------------

                                                                       2001             2000
                                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income .......................................  $  3,791,796     $  9,609,982

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.0239 and $0.0601 per share, respectively) .............    (3,791,796)      (9,609,982)
                                                                   ------------     -------------

         Increase in net assets from investment activities ......            --               --
                                                                   ------------     ------------

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share):
    Proceeds from shares issued .................................    38,239,765      147,601,058
    Reinvestment of distributions ...............................     4,065,352        9,128,948
    Cost of shares redeemed .....................................   (51,355,825)    (137,310,305)
                                                                   ------------     ------------
             Increase (decrease) in net assets derived
              from capital share transactions ...................    (9,050,708)      19,419,701
                                                                   ------------     ------------

             Total increase (decrease) in net assets ............    (9,050,708)      19,419,701
                                                                   ------------     ------------


NET ASSETS:
    Beginning of period .........................................   160,369,119      140,949,418
                                                                   ------------     ------------
    End of period ...............................................  $151,318,411     $160,369,119
                                                                   ------------     ------------
                                                                   ------------     ------------




    The accompanying notes to financial statements are an integral part of these statements.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months                  Year ended December 31,
                                           Ended 06/30/2001    ------------------------------------------------
                                              (unaudited)      2000       1999       1998       1997       1996
                                             -------------     ----       ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD             $1.00        $1.00      $1.00      $1.00      $1.00      $1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .024         .060       .048       .052       .052       .050
                                                 -----        -----      -----      -----      -----      -----
  LESS DISTRIBUTIONS:
  From net investment income                     (.024)       (.060)     (.048)     (.052)     (.052)     (.050)
                                                 -----        -----      -----      -----      -----      -----

NET ASSET VALUE, END OF PERIOD                   $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                                 -----        -----      -----      -----      -----      -----
                                                 -----        -----      -----      -----      -----      -----
TOTAL RETURN                                     2.42%**      6.19%      4.91%      5.26%      5.26%      5.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)            $151.3       $160.4     $140.9     $160.2     $117.8     $119.1
Ratio of expenses to average net assets           .43%*        .45%       .49%       .48%       .51%       .52%
Ratio of net investment income
  to average net assets                          4.77%*       6.02%      4.76%      5.18%      5.15%      5.02%

 * Annualized.
** Not annualized

  The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2001 (unaudited)

(1)  Summary of Significant Accounting Policies -

        The Nicholas Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company. The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The following is a summary of significant accounting policies followed by the Fund.

        (a) Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost, done on a straight line method which is not materially different than the level yield method. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates. Variable rate instruments purchased at par are valued at cost which approximates market value. Investment transactions are generally accounted for on the trade date.

        (b) Yield to maturity is calculated at date of purchase for commercial paper. For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

        (c) The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less. As of June 30, 2001, the Fund's dollar-weighted average portfolio maturity was 39 days. Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

        (d) It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

        (f) The revised AICPA Audit and Accounting Guide for Investment Companies is effective for annual reports for fiscal years beginning after December 15, 2000. While adoption of this revised guide will impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.

(2)  Investment Adviser and Management Agreement -

        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser at an annual rate of .30 of 1% of the daily average net asset value of the Fund. The adviser will reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50 of 1% of the average net assets for the year. At June 30, 2001, the Fund owed Nicholas Company, Inc. $39,363 for advisory services.

                      Officers and Directors

             ALBERT O. NICHOLAS, President and Director

                      JAY H. ROBERTSON, Director

                      MELVIN L. SCHULTZ, Director

             DAVID L. JOHNSON, Executive Vice President

        THOMAS J. SAEGER, Executive Vice President and Secretary

           JEFFREY T. MAY, Senior Vice President and Treasurer

                DAVID O. NICHOLAS, Senior Vice President

                   LYNN S. NICHOLAS, Vice President

                   KATHLEEN A. EVANS, Vice President

                   CANDACE L. LESAK, Vice President


                        Investment Adviser
                       NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                          Transfer Agent
                  FIRSTAR MUTUAL FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547

                             Custodian
               FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                          Cincinnati, Ohio

                   Independent Public Accountants
                         ARTHUR ANDERSEN LLP
                        Milwaukee, Wisconsin

                             Counsel
                   MICHAEL, BEST & FRIEDRICH LLP
                        Milwaukee, Wisconsin


  This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective
                            prospectus.

NICHOLAS MONEY MARKET FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com


JUNE 30, 2001